Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Calculation of Amortization of Unrecognized Net Actuarial Gain Loss [Policy Text Block]
The Company’s policy is to incorporate asset-related gains and losses into the asset value used to calculate the expected return on plan assets and into the calculation of amortization of unrecognized net actuarial loss over a four-year period

Nature of Operations and Reclassifications
Nature of Operations and Reclassifications—Tribune Media Company and its subsidiaries (the “Company”) is a diversified media and entertainment company. It is comprised of 42 television stations that are either owned by the Company or owned by others but to which the Company provides certain services, along with a national general entertainment cable network (WGN America), a radio station, a production studio, the Digital and Data business, a portfolio of real estate assets and investments in a variety of media, websites and other related assets. Prior to the spin-off of its principal publishing businesses on August 4, 2014, (the “Publishing Spin-off”, as further defined and described in Note 2) the Company was also engaged in newspaper publishing.
Following the Publishing Spin-off, the Company realigned and renamed its reportable segments. These segments reflect the manner in which the Company sells its products to the marketplace and the manner in which it manages its operations and makes business decisions. The Company’s reportable segments consist of:

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Television and Entertainment: Provides audiences across the country with news, entertainment and sports programming on Tribune Broadcasting local television stations and distinctive, high quality television series and movies on WGN America, including content produced by Tribune Studios and its production partners, as well as news, entertainment and sports information via the Company’s websites and other digital assets.

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Digital and Data: Provides innovative technology and services that collect, create and distribute video, music, sports and entertainment data primarily through wholesale distribution channels to consumers globally.

The Company also holds a variety of investments in cable and digital assets, including equity investments in Television Food Network, G.P. (“TV Food Network”) and CareerBuilder, LLC (“CareerBuilder”). In addition, the Company reports and includes under Corporate and Other the management of certain owned real estate assets, including revenues from leasing the office and production facilities, and any gains or losses from sales of real estate, as well as certain administrative activities associated with operating corporate office functions and managing its predominantly frozen company-sponsored defined benefit pension plans.
Prior to the Publishing Spin-off, the Company reported its operations through two reportable segments: broadcasting and publishing; certain administrative activities were reported and included under corporate. The Company’s publishing segment operated eight major-market daily newspapers and related businesses, distributed preprinted insert advertisements, provided commercial printing and delivery services to other newspapers and managed the websites of the Company’s daily newspapers and television stations, along with the websites of other branded products that target specific areas of interest. Also included in the publishing segment were digital entertainment data businesses which distribute entertainment listings and license proprietary software and data. These digital entertainment data businesses were not included in the Publishing Spin-off and are now included in the Digital and Data reportable segment. The principal daily newspapers published by the Company that were included in the Publishing Spin-off were the Los Angeles Times; the Chicago Tribune; the South Florida Sun Sentinel; the Orlando Sentinel; The Baltimore Sun; the Hartford Courant; The Morning Call, serving Pennsylvania’s Lehigh Valley; and the Daily Press, serving the Virginia Peninsula.
The historical results of operations for the businesses included in the Publishing Spin-off are presented in discontinued operations for all periods presented (see Note 2).

Beginning in fiscal 2015, the Television and Entertainment reportable segment includes the Company’s Zap2it.com entertainment website business, which was previously included in the Digital and Data reportable segment. Certain previously reported amounts have been reclassified to conform to the current presentation; the impact of this reclassification was immaterial.

Change in Accounting Principle
Change in Accounting Principle— On November 20, 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-17, Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”), as further discussed below. The Company elected to early adopt ASU 2015-17 prospectively in the fourth quarter of fiscal 2015 and present all deferred tax assets and liabilities, along with any related valuation allowances as of December 31, 2015, as noncurrent on the Company’s Consolidated Balance Sheets. The adoption of ASU 2015-17 was required to be treated as a change in accounting principle. The Company did not retrospectively adjust prior periods for this change.

Fiscal Year
Fiscal Year—On April 16, 2015, the Company’s Board of Directors (the “Board”) approved the change of the Company’s fiscal year end from the last Sunday in December of each year to December 31 of each year and to change the Company’s fiscal quarter end to the last calendar day of each quarter. This change in fiscal year end was effective with the second fiscal quarter, which ended on June 30, 2015. As a result of this change, the fiscal year ended December 31, 2015 includes four additional days compared to the fiscal years ended December 28, 2014 and December 29, 2013. Fiscal years 2014 and 2013 each comprised a 52‑week period.

Principles of Consolidation and Variable Interest Entities
Principles of Consolidation and Variable Interest Entities—The consolidated financial statements include the accounts of Tribune Media Company and all majority-owned subsidiaries, as well as any variable interests for which the Company is the primary beneficiary. In general, investments comprising between 20 percent to 50 percent of the voting stock of companies and certain partnership interests are accounted for using the equity method. All other investments are generally accounted for using the cost method. All significant intercompany transactions are eliminated.
The Company evaluates its investments and other transactions to determine whether any entities associated with the investments or transactions should be consolidated under the provisions of FASB Accounting Standards Codification (“ASC”) Topic 810, “Consolidation.” ASC Topic 810 requires an ongoing qualitative assessment of variable interest entities (“VIEs”) to assess which entity is the primary beneficiary as it has the power to direct matters that most significantly impact the activities of a VIE and has the obligation to absorb losses or benefits that could be potentially significant to the VIE. The Company consolidates VIEs when it is the primary beneficiary.
On April 14, 2015, the Company entered into a real estate venture agreement with a third party to redevelop one of the Company’s Florida properties and formed a new limited liability company, TREH 200E Las Olas Venture, LLC (“Las Olas LLC”). The Company contributed land with an agreed-upon value between the parties of $15 million and a carrying value of $10 million, resulting in a 92% interest in the Las Olas LLC. In the future, the Company’s interest in the Las Olas LLC may decline to 85%, subject to the other party’s additional investments. The Las Olas LLC was determined to be a VIE where the Company is the primary beneficiary. The Company consolidates the financial position and results of operations of this VIE. The results of operations of the VIE as of and for the fiscal year ended December 31, 2015 were not material.
On November 12, 2015, the Company executed an agreement with a third party developer to redevelop one of the Company’s California properties. The Company contributed land, building and improvements with an agreed-upon value between the parties of $39 million and a carrying value of $35 million, resulting in a 90% interest in the TREH/Kearny Costa Mesa, LLC (“Costa Mesa LLC”). In the future, the Company’s interest in the Costa Mesa LLC may decline, subject to the other party’s additional investments. The Company consolidates the financial position and results of operations of Costa Mesa LLC as it has the majority ownership. The results of operations of the Costa Mesa LLC as of and for the fiscal year ended December 31, 2015 were not material.
Prior to September 2, 2015, the Company held a variable interest in Newsday Holdings LLC (“NHLLC”). On September 2, 2015, all of the outstanding equity interests of NHLLC were acquired by CSC Holdings, LLC (“CSC”). Additionally, prior to October 1, 2014, the Company held a variable interest in Classified Ventures, LLC (“CV”). On October 1, 2014, all of the outstanding equity interests of CV were acquired by TEGNA, Inc. (as successor to Gannett Co., Inc.) (“TEGNA”). Prior to July 29, 2014, the Company held a variable interest in Perfect Market, Inc. (“PMI”). On July 29, 2014, all of the outstanding equity interests of PMI were acquired by Taboola.com LTD (“Taboola”). In connection with the acquisition, the Company’s shares in PMI were converted into shares of Taboola. The Company’s ownership in Taboola is less than 1% and the Company has determined the investment is not a VIE as defined by ASC Topic 810.
At December 31, 2015 and December 28, 2014, the Company indirectly held a variable interest in Topix, LLC (“Topix”) through its investment in TKG Internet Holdings II, LLC and at December 28, 2014, the Company held a variable interest in Newsday LLC (as defined and described in Note 9). In addition, prior to December 27, 2013 (as further described below), the Company held variable interests as a result of certain transactions with Local TV Holdings, LLC (“Local TV”) in October 2008. The Company has determined that it was not the primary beneficiary of any of these entities and therefore has not consolidated any of them as of and for the periods presented in the accompanying consolidated financial statements. On December 27, 2013, the Company closed the Local TV Acquisition (see Note 5). In conjunction with the acquisition, the Company became a party to an agreement with Dreamcatcher Broadcasting LLC, a Delaware limited liability company (“Dreamcatcher”). The Company determined that it holds a variable interest in Dreamcatcher and is the primary beneficiary. As such, the Company’s consolidated financial statements include the results of operations and the financial position of Dreamcatcher beginning on December 27, 2013. See Note 5 for further information on the Company’s acquisition of Local TV, the related transactions with Dreamcatcher and the carrying amounts and classification of the assets and liabilities of Dreamcatcher which have been included in the Company’s Consolidated Balance Sheets as of December 31, 2015 and December 28, 2014. The assets of the consolidated VIE can only be used to settle the obligations of the VIE.
In 2008, the Company entered into a shared services agreement for its KPLR-TV station in St. Louis, Missouri and a local marketing agreement (“LMA”) for its KWGN-TV station in Denver, Colorado, each with the FOX Broadcasting Company (“FOX”) network affiliate television station owned by Local TV in these markets. These agreements became effective on October 6, 2008 and effectively allowed the Company to economically combine the operating facilities and news operations of its stations with those owned by Local TV in each market and to share certain programming. Prior to the Local TV Acquisition (see Note 5), the Company recorded in its historical consolidated broadcasting revenues amounts equal to agreed upon percentages of the net adjusted cash flows (as defined in the local marketing agreements) of the combined operations of its stations and the Local TV stations in St. Louis and Denver. The LMA arrangements were cancelled as of the effective date of the Local TV Acquisition (see Note 5) because the Company became the owner of both stations in each market.

Revenue Recognition
Revenue Recognition—The Company’s primary sources of revenue related to Television and Entertainment are from local and national broadcasting and cable advertising and retransmission consent and carriage fee revenues on the Company’s television, cable and radio stations as well as from direct and indirect display advertising. Digital and Data revenue is primarily derived from licensing its video, sports and music content to third parties. The Company also recognizes revenues from leases of its owned real estate.
The Company recognizes revenue when the following conditions are met: (i) there is persuasive evidence that an arrangement exists, (ii) delivery has occurred or service has been rendered, (iii) the fees are fixed or determinable and (iv) collection is reasonably assured. Revenue arrangements with multiple deliverables are divided into separate units of accounting when the delivered item has value to the customer on a stand-alone basis. Revenue is allocated to the respective elements based on their relative selling prices at the inception of the arrangement, and revenue is recognized as each element is delivered. We use a hierarchy to determine the fair value to be used for allocating revenue to elements: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence, and (iii) best estimate of selling price (“ESP”). For software elements, we follow the industry specific software guidance which only allows for the use of VSOE in establishing fair value.
Television and Entertainment advertising revenue is recorded, net of agency commissions, when commercials are aired. Television operations may trade certain advertising time for products or services, as well as barter advertising time for program material. Trade transactions are generally reported at the estimated fair value of the product or services received, while barter transactions are reported at the Company’s estimate of the value of the advertising time exchanged, which approximates the fair value of the program material received. Barter/trade revenue is reported when commercials are broadcast and expenses are reported when products or services are utilized or when programming airs. The Company records rebates when earned as a reduction of advertising revenue. Retransmission consent fees represent fees that the Company earns from multichannel video programming distributors (“MVPDs”) for the distribution of the Company’s television stations’ broadcast programming. Retransmission consent fees are recognized over the contract period, generally based on a negotiated fee per subscriber. Carriage fees represent fees that the Company earns from MVPDs for the carriage of the Company’s cable channels. Carriage fees are recognized over the contract period, generally based on the number of subscribers and negotiated rates.
Digital and Data revenue includes software licensing recognized in accordance with ASC Topic 985, “Software.” License fees are based on the number of units shipped or the number of subscribers. Revenues from per-unit or per-subscriber fees are recognized in the period the services are provided to a licensee, as reported to the Company by the licensee. Certain non-refundable, non-cancelable license fees are paid in advance for which revenue is recognized when the underlying licensed product is delivered to the licensee. Revenues from data services are recognized on a straight-line basis over the period its licensee has the right to receive the service. The Company accounts for cash consideration (such as sales incentives) that it gives to its customers or resellers as a reduction of revenue, unless the Company receives a benefit that is separate from the customer’s purchase from the Company and for which it can reasonably estimate the fair value.

Use of Estimates
Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.
The adoption of fresh-start reporting as of the Effective Date (as defined in Note 3) required management to make certain assumptions and estimates to allocate the Successor’s enterprise value to the Successor’s assets and liabilities based on fair values. These estimates of fair value represent the Company’s best estimates based on independent appraisals and various valuation techniques and trends, and by reference to relevant market rates and transactions. The estimates and assumptions are inherently subject to significant uncertainties and contingencies beyond the control of the Company. Accordingly, the Company cannot provide assurance that the estimates, assumptions, and fair values reflected in the valuations will be realized, and actual results could vary materially.

Cash and Cash Equivalents
Cash and Cash Equivalents—Cash and cash equivalents are stated at cost, which approximates market value. Investments with original maturities of three months or less at the time of purchase are considered to be cash equivalents.

Restricted Cash and Cash Equivalents
Restricted Cash and Cash Equivalents—Restricted cash and cash equivalents consist of funds that are not available for general corporate use and primarily consist of restricted cash held by the Company to satisfy the remaining claim obligations pursuant to the Plan (as defined and described in Note 3). On the Effective Date, the Company transferred $187 million of cash to restricted accounts for the limited purpose of funding certain future claim payments and professional fees. At both December 31, 2015 and December 28, 2014, restricted cash held by the Company to satisfy such obligations totaled $18 million.
In conjunction with the acquisition of Local TV on December 27, 2013 (see Note 5), the Company provided a notice to holders of the Senior Toggle Notes that it intended to redeem such notes within a thirty-day period. On December 27, 2013, the Company deposited $202 million with The Bank of New York Mellon Trust Company, N.A. (the “Trustee”) ($174 million of which, inclusive of accrued interest of $2 million, was payable to third parties and the remaining $28 million was payable to a subsidiary of the Company), together with irrevocable instructions to apply the deposited money to the full repayment of the Senior Toggle Notes. At December 29, 2013, the $202 million deposit was presented as restricted cash and cash equivalents on the Company’s Consolidated Balance Sheet. The Senior Toggle Notes were fully repaid on January 27, 2014 through the use of the deposited funds held by the Trustee, including amounts owed to the Company’s subsidiary.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts—The Company’s accounts receivable are primarily due from advertisers. Credit is extended based on an evaluation of each customer’s financial condition, and generally collateral is not required. The Company maintains an allowance for uncollectible accounts, rebates and volume discounts. This allowance is determined based on historical write-off experience and any known specific collectability exposures.
A summary of the activity with respect to the accounts receivable allowances is as follows (in thousands):

Accounts receivable allowance balance at December 29, 2013	$16,254
2014 additions charged to costs and expenses	21,306
2014 deductions	(18,515)
Allowance distributed in Publishing Spin-off	(11,732)
Accounts receivable allowance balance at December 28, 2014	$7,313
2015 additions charged to costs and expenses	7,873
2015 deductions	(7,010)
Accounts receivable allowance balance at December 31, 2015	$8,176

Broadcast Rights
Broadcast Rights—The Company acquires rights to broadcast syndicated programs, original licensed series and feature films. Pursuant to ASC Topic 920, “Entertainment-Broadcasters,” these rights and the related liabilities are recorded as an asset and a liability when the license period has begun, the cost of the program is determinable and the program is accepted and available for airing. The current portion of programming inventory includes those rights available for broadcast that are expected to be amortized in the succeeding year.
The Company amortizes its broadcast rights costs over the period in which an economic benefit is expected to be derived based on the timing of the usage and benefit from such programming. Newer licensed/acquired programming and original produced programming are generally amortized on an accelerated basis as the episodes are aired. For certain categories of licensed programming and feature films that have been exploited through previous cycles, amortization expense is recorded on a straight-line basis. The Company also has commitments for network and sports programming that are expensed on a straight-line basis as the programs are available to air. Management’s judgment is required in determining the timing of the expensing of these costs, and includes analyses of historical and estimated future revenue and ratings patterns for similar programming. The Company regularly reviews, and revises when necessary, its revenue estimates, which may result in a change in the rate of amortization. Amortization of broadcast rights are expensed to programming in the Company’s Consolidated Statements of Operations.
The Company carries its broadcast rights at the lower of unamortized cost or estimated net realizable value. The Company evaluates the net realizable value of broadcast rights on a daypart, series, or title-by-title basis, as appropriate. Changes in management’s intended usage of a specific daypart, series, or program would result in a reassessment of the net realizable value, which could result in an impairment. The Company determines the net realizable value and estimated fair value, as appropriate, based on a projection of the estimated advertising revenues and carriage/retransmission revenues, less certain direct costs of delivery, expected to be generated by the program material. If the Company’s estimates of future revenues decline, amortization expense could be accelerated or impairment adjustments may be required. We assess future seasons of syndicated programs that we are committed to acquire for impairment as they become available to us for airing. Any impairments of programming rights are expensed to programming in the Company’s Consolidated Statements of Operations. As a result of the evaluation of the recoverability of the unamortized costs associated with broadcast rights, the Company recognized a non-cash impairment charge of $74 million for the syndicated programs Person of Interest and Elementary at WGN America in 2015.

Production Costs
Production Costs—The Company produces and enters into arrangements with third parties to co-produce original programming to exhibit on its broadcast stations and cable network. In accordance with ASC Topic 926, “Entertainment-Films,” the Company estimates total revenues to be earned and costs to be incurred throughout the life of each television program. Estimates for remaining total lifetime revenues are limited to the amount of revenue contracted for each episode in the initial market (which is the US television market). Accordingly, television programming costs and participation costs incurred in excess of the amount of revenue contracted in the initial market are expensed as incurred. Estimates for all secondary market revenues such as domestic and foreign syndication, digital streaming, home entertainment and merchandising are included in the estimated lifetime revenues of such television programming once it can be demonstrated that a program can be successfully licensed in such secondary market. Television programming costs incurred subsequent to the establishment of the secondary market are initially capitalized and amortized based on the proportion that current period revenues bear to the estimated remaining total lifetime revenues. As several of the Company’s produced programming television series have either recently launched or have yet to premiere, the Company does not have a demonstrated history of participating in secondary market revenues to support that these programs can be successfully licensed in such secondary markets. Production costs are expensed to programming in the Company’s Consolidated Statement of Operations.

Properties
Properties—As a result of the adoption of fresh-start reporting, the Company’s property, plant and equipment was adjusted to fair value on the Effective Date. There were no changes to the methods used by the Company to compute depreciation or any changes to the policy for determining estimated useful lives for assets placed into service subsequent to the Effective Date as a result of the adoption of fresh-start reporting. The estimated useful lives of the Company’s property, plant and equipment that were in service on the Effective Date were revised and currently range as follows: 1 to 44 years for buildings and 1 to 30 years for all other equipment.

Goodwill and Other Indefinite-Lived Intangible Assets
Goodwill and Other Indefinite-Lived Intangible Assets—Goodwill and other indefinite-lived intangible assets are summarized in Note 8. The Company reviews goodwill and other indefinite-lived intangible assets for impairment annually, or more frequently if events or changes in circumstances indicate that an asset may be impaired, in accordance with ASC Topic 350, “Intangibles—Goodwill and Other.” Under ASC Topic 350, the impairment review of goodwill and other intangible assets not subject to amortization must be based on estimated fair values.
The Company’s annual impairment review measurement date is in the fourth quarter of each year. The estimated fair values of the reporting units to which goodwill has been allocated are determined using many critical factors, including projected future operating cash flows, revenue and market growth, market multiples, discount rates and consideration of market valuations of comparable companies. The estimated fair values of other intangible assets subject to the annual impairment review, which include FCC licenses and trade name, are generally calculated based on projected future discounted cash flow analyses. The development of estimated fair values requires the use of assumptions, including assumptions regarding revenue and market growth as well as specific economic factors in the broadcasting industry. These assumptions reflect the Company’s best estimates, but these items involve inherent uncertainties based on market conditions generally outside of the Company’s control.
Adverse changes in expected operating results and/or unfavorable changes in other economic factors used to estimate fair values could result in additional non-cash impairment charges in the future under ASC Topic 350.

Impairment Review of Long-Lived Assets
Impairment Review of Long-Lived Assets—In accordance with ASC Topic 360, “Property, Plant and Equipment,” the Company evaluates the carrying value of long-lived assets to be held and used whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset or asset group may be impaired. The carrying value of a long-lived asset or asset group is considered impaired when the projected future undiscounted cash flows to be generated from the asset or asset group over its remaining depreciable life are less than its current carrying value. The Company measures impairment based on the amount by which the carrying value exceeds the estimated fair value of the long-lived asset or asset group. The fair value is determined primarily by using the projected future cash flows discounted at a rate commensurate with the risk involved as well as market valuations. Losses on long-lived assets to be disposed of are determined in a similar manner, except that the fair values are reduced for an estimate of the cost to dispose or abandon.
Adverse changes in expected operating results and/or unfavorable changes in other economic factors used to estimate future undiscounted cash flows could result in additional non-cash impairment charges in the future under ASC Topic 360.

Pension Plans and Other Postretirement Benefits
Pension Plans and Other Postretirement Benefits—Retirement benefits are provided to employees through pension plans sponsored either by the Company or by unions. Under the Company-sponsored plans, pension benefits are primarily a function of both the years of service and the level of compensation for a specified number of years, depending on the plan. It is the Company’s policy to fund the minimum for Company-sponsored pension plans as required by the Employee Retirement Income Security Act (“ERISA”). Contributions made to union-sponsored plans are based upon collective bargaining agreements. The Company also provides certain health care and life insurance benefits for retired employees. The expected cost of providing these benefits is accrued over the years that the employees render services. It is the Company’s policy to fund postretirement benefits as claims are incurred.
The Company recognizes the overfunded or underfunded status of its defined benefit pension or other postretirement plans (other than a multiemployer plan) as an asset or liability in its Consolidated Balance Sheets and recognizes changes in that funded status in the year in which changes occur through comprehensive (loss) income. Additional information pertaining to the Company’s pension plans and other postretirement benefits is provided in Note 15.

Self-Insurance
Self-Insurance—The Company self-insures for certain employee medical and disability income benefits, workers’ compensation costs and automobile and general liability claims. The recorded liabilities for self-insured risks are calculated using actuarial methods and are not discounted. The Company carries insurance coverage to limit exposure for self-insured workers’ compensation costs and automobile and general liability claims. The Company’s deductibles under these coverages are generally $1 million per occurrence, depending on the applicable policy period. The recorded liabilities for self-insured risks totaled $34 million at December 31, 2015 and $47 million at December 28, 2014, which was net of $44 million of such liabilities distributed to Tribune Publishing in the Publishing Spin-off.

Deferred Revenue
Deferred Revenue—Deferred revenue arises in the normal course of business from advances from customers for the Company’s products and services. Revenue associated with deferred revenue is recognized in the period it is earned. See above for further information on the Company’s revenue recognition policy.

Stock-Based Compensation
Stock-Based Compensation—In accordance with ASC Topic 718, “Compensation—Stock Compensation,” the Company recognizes stock-based compensation cost in its Consolidated Statements of Operations. Stock-based compensation cost is measured at the grant date for equity-classified awards and at the end of each reporting period for liability-classified awards based on the estimated fair value of the awards. ASC Topic 718 requires stock-based compensation expense to be recognized over the period from the date of grant to the date when the award is no longer contingent on the employee providing additional service (the “substantive vesting period”). Additional information pertaining to the Company’s stock-based compensation is provided in Note 17.

Income Taxes
Income Taxes—On March 13, 2008, the Predecessor filed an election to be treated as a subchapter S corporation under the Internal Revenue Code (“IRC”), which election became effective as of the beginning of the Predecessor’s 2008 fiscal year. The Predecessor also elected to treat nearly all of its subsidiaries as qualified subchapter S subsidiaries. Subject to certain limitations (such as the built-in gain tax applicable for 10 years to gains accrued prior to the election), the Predecessor was no longer subject to federal income tax. Instead, the Predecessor’s taxable income was required to be reported by its shareholders. The Tribune Employee Stock Ownership Plan (“ESOP”) was the Predecessor’s sole shareholder and was not taxed on the share of income that was passed through to it because the ESOP was a qualified employee benefit plan. Although most states in which the Predecessor operated recognize the subchapter S corporation status, some imposed income taxes at a reduced rate.
As a result of the election and in accordance with ASC Topic 740, “Income Taxes,” the Predecessor reduced its net deferred income tax liabilities to report only deferred income taxes relating to states that assess taxes on subchapter S corporations and subsidiaries that were not qualified subchapter S subsidiaries.
Provisions for federal and state income taxes are calculated on reported pretax earnings based on current tax laws and also include, in the current period, the cumulative effect of any changes in tax rates from those used previously in determining deferred tax assets and liabilities. Taxable income reported to the taxing jurisdictions in which the Company operates often differs from pretax earnings because some items of income and expense are recognized in different time periods for income tax purposes. The Company provides deferred taxes on these temporary differences in accordance with ASC Topic 740. Taxable income also may differ from pretax earnings due to statutory provisions under which specific revenues are exempt from taxation and specific expenses are not allowable as deductions. The consolidated tax provision and related accruals include estimates of the potential taxes and related interest as deemed appropriate. These estimates are reevaluated and adjusted, if appropriate, on a quarterly basis. Although management believes its estimates and judgments are reasonable, the resolutions of the Company’s tax issues are unpredictable and could result in tax liabilities that are significantly higher or lower than that which has been provided by the Company.
ASC Topic 740 addresses the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Under ASC Topic 740, a company may recognize the tax benefit of an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. ASC Topic 740 requires the tax benefit recognized in the financial statements to be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure. See Note 14 for further discussion.
In connection with the Debtors’ emergence from Chapter 11, the Company converted from a subchapter S corporation to a C corporation under the IRC and became subject to federal income tax. The effect of this conversion was recorded in connection with the Company’s implementation of fresh-start reporting as more fully described in Note 4 and Note 14. Accordingly, essentially all of the Company’s net deferred tax liabilities at the Effective Date were reinstated at a higher effective tax rate.

Comprehensive Income (Loss)
Comprehensive Income (Loss)—Comprehensive income (loss) consists of net income and other gains and losses affecting shareholder’s equity that, under U.S. GAAP, are excluded from net income. The Company’s other comprehensive income (loss) includes changes in unrecognized benefit plan gains and losses, unrealized gains and losses on marketable securities classified as available-for-sale, and foreign currency translation adjustments. The activity for each component of the Company’s accumulated other comprehensive income (loss) is summarized in Note 19.

New Accounting Standards
New Accounting Standards—In February 2016, the FASB issued ASU No. 2016-02, “Leases (Subtopic 842).” The new guidance requires lessees to recognize assets and liabilities arising from leases as well as extensive quantitative and qualitative disclosures. A lessee will need to recognize on its balance sheet a right-of-use asset and a lease liability for the majority of its leases (other than leases that meet the definition of a short-term lease). The lease liabilities will be equal to the present value of lease payments. The right-of-use asset will be measured at the lease liability amount, adjusted for lease prepayment, lease incentives received and the lessee’s initial direct costs. The standard is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. ASU 2016-02 is required to be applied using the modified retrospective approach for all leases existing as of the effective date and provides for certain practical expedients. The Company is currently evaluating the impact of adopting ASU 2016-02 on its consolidated financial statements.
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments - Overall (Subtopic 825-10).” The new guidance requires entities to measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) at fair value, with changes in fair value recognized in net income and requires entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. Further, entities will no longer be able to recognize unrealized holding gains and losses on equity securities classified today as available for sale in other comprehensive income and they will no longer be able to use the cost method of accounting for equity securities that do not have readily determinable fair values. The guidance has additional amendments to presentation and disclosure requirements of financial instruments. The amendments in this ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting ASU 2016-01 on its consolidated financial statements.
In November 2015, the FASB issued an ASU No. 2015-17, “Income Taxes (Topic 740).” The amendments in ASU 2015-17 simplify the presentation of deferred income taxes. The amendments require that deferred tax liabilities and assets be classified as non-current in a classified statement of financial position. The amendments in ASU 2015-17 are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early application is permitted. The amendments in ASU 2015-17 may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company is electing to apply the amendments prospectively. Upon transition, the Company is required to disclosure the nature of and reason for the change in accounting principle and a statement that prior periods were not retrospectively adjusted. The Company early adopted ASU 2015-17 as of December 31, 2015, see “—Change in Accounting Principle” above. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.
In September 2015, the FASB issued an ASU No. 2015-16, “Business Combinations (Topic 805).” The amendments in ASU 2015-16 simplify the accounting for adjustments made to provisional amounts during the measurement period of a business combination. The amendment requires the acquirer to recognize adjustments to provisional amounts identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period’s financial statements, the effect on earnings as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments in ASU 2015-16 are effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The amendments in ASU 2015-16 should be applied prospectively to adjustments to provisional amounts that occur after the effective date of ASU 2015-16 with earlier application permitted for financial statements that have not been issued. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.
In April 2015, the FASB issued ASU No. 2015-05, “Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40).” The amendments in ASU 2015-05 provide guidance to customers about whether a cloud computing arrangement includes a software license. The amendments in ASU 2015-05 are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted. The amendments in ASU 2015-05 may be applied either prospectively to all arrangements entered into or materially modified after the effective date or retrospectively. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.
In April 2015, the FASB issued ASU No. 2015-03, “Interest — Imputation of Interest (Subtopic 835-30).” The amendments in ASU 2015-03 require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments. The amendments in ASU 2015-03 should be applied on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. The SEC staff noted that ASU 2015-03 does not address situations where a company has debt issuance costs related to line-of-credit arrangements. As a result, the FASB issued ASU 2015-15 “Interest - Imputation of Interest (Subtopic 835-30),” which states that the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. Upon transition, the Company is required to comply with applicable disclosures for the change in accounting principle. The amendments in ASU 2015-03 and ASU 2015-15 are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company will be adopting ASU 2015-03 and ASU 2015-15 on the first day of the 2016 fiscal year. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.
In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern (Subtopic 205-40).” The amendments in ASU 2014-15 require the management of all entities, in connection with preparing financial statements for each annual and interim reporting period, to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The amendments in ASU 2014-15 are effective for the annual period ending after December 15, 2016 and for annual periods and interim periods thereafter. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.
In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606).” The amendments in ASU 2014-09 create Topic 606, Revenue from Contracts with Customers, and supersede the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance. The core principle of Topic 606 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments in ASU 2014-09 are effective for annual periods beginning after December 15, 2016, including interim periods within that reporting period. However, in August 2015, the FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers (Topic 606) - Deferral of the Effective Date,” which deferred the effective date of ASU 2014-09 by one year for annual periods beginning after December 15, 2017, while allowing early adoption as of the original public entity date. The amendments in ASU 2014-09 may be applied either retrospectively to each prior period presented or retrospectively with the cumulative effect of initially applying ASU 2014-09 at the date of initial application. The Company is currently evaluating adoption methods and the impact of adopting ASU 2014-09 on its consolidated financial statements.
In April 2014, the FASB issued ASU No. 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” The amendments in ASU 2014-08 change the criteria for reporting discontinued operations for all entities. The amendments also require new disclosures about discontinued operations and disposals of components of an entity that do not qualify for discontinued operations reporting. The amendments in ASU 2014-08 should be applied prospectively to all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The Company adopted ASU 2014-08 effective on the first day of the 2015 fiscal year. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.